Pensions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) Unit	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	9 years 3 months 18 days
Defined benefit plans expected contribution | $	$ 27,600
ChipMOS Shanghai [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	16.00%	16.00%	16.00%
Pension costs under defined contribution pension plans | $	$ 715	$ 604	$ 380
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of units accrued in first tranche | Unit	2
Duration of first tranche	first 15 years
Number of units accrued in second tranche | Unit	1
Duration of second tranche	Thereafter 15 years
Maximum number of units accruable under the pension plan | Unit	45
Benefit measurement period	6 months
Employer contribution percentage	2.00%
Defined contribution pension plan [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	6.00%
Pension costs under defined contribution pension plans | $	$ 211,985	$ 190,913	$ 201,606